Cash and restricted cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and restricted cash	Cash and restricted cash
A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2025	2026
Cash at banks	87,118	156,157
Restricted cash	6,138	9,258
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	93,256	165,415

As of December 31, 2025 and June 30, 2026, the Group’s restricted cash of US$6,138 and US$6,312 were pledged for notes payable, and nil and US$2,946 were pledged for letter of credit, respectively.